Subsidiaries (Details)					12 Months Ended
	Dec. 14, 2018	Jul. 05, 2018	Jun. 19, 2018	Mar. 09, 2018	Dec. 31, 2018	Dec. 31, 2017
Northbridge Financial Corporation (Northbridge)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Odyssey Group Holdings, Inc. (Odyssey Group)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Hudson Insurance Company (Hudson Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Newline Holdings UK Limited (Newline)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Crum & Forster Holdings Corp. (Crum & Forster)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Zenith National Insurance Corp. (Zenith National)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Brit Limited (Brit)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	88.90%	88.00%			88.90%
Allied World Assurance Company Holdings, GmbH (Allied World)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					67.80%
Advent Capital (Holdings) Ltd. (Advent)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Polskie Towarzystwo Reasekuracji Spólka Akcyjna (Polish Re)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Colonnade Insurance S.A. (Colonnade Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
La Meridional Compañía Argentina de Seguros S.A. (La Meridional Argentina)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
SBS Seguros Colombia S.A. (SouthBridge Colombia)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
SBI Seguros Uruguay S.A. (SouthBridge Uruguay)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Southbridge Compañía de Seguros Generales S.A. (SouthBridge Chile)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Bryte Insurance Company Ltd (Bryte Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
CRC Reinsurance Limited (CRC Re)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Wentworth Insurance Company Ltd. (Wentworth)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Falcon Insurance Company (Hong Kong) Limited (Falcon)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
The Pacific Insurance Berhad (Pacific Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					85.00%
PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					80.00%
Fairfirst Insurance Limited (Fairfirst Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					78.00%
TIG Insurance Company (TIG Insurance)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
RiverStone Insurance (UK) Limited (RiverStone (UK))
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
RiverStone Managing Agency Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Recipe Unlimited Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					43.70%
Proportion of voting rights held in associate					56.90%
Keg Restaurants Ltd. (The Keg)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					43.70%
Groupe St-Hubert Inc. (St-Hubert)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					43.70%
Original Joe's Franchise Group Inc. (Original Joe's)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					39.00%
Pickle Barrel Holdings Limited (Pickle Barrel)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					43.70%
Praktiker Hellas Commercial Societe Anonyme (Praktiker)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Toys R Us (Canada) Ltd. (Toys R Us Canada)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Sporting Life Group Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					65.10%
Sporting Life Inc. (Sporting Life)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					65.10%
Golf Town Limited (Golf Town)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					65.10%
William Ashley China Corporation (William Ashley)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Fairfax India
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				33.60%	33.70%	30.20%
Proportion of voting rights held in associate					93.80%
National Collateral Management Services Limited (NCML)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					30.20%
Fairchem Speciality Limited (Fairchem)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					16.40%
Saurashtra Freight Private Limited (Saurashtra Freight)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					17.20%
Thomas Cook (India) Limited (Thomas Cook India)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					66.90%
Sterling Holiday Resorts Limited (Sterling Resorts)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					66.90%
Fairfax Africa Holdings Corporation (Fairfax Africa)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			59.20%		58.70%	64.20%
Proportion of voting rights held in associate					98.30%
Grivalia Properties Real Estate Investment Company S.A. (Grivalia Properties)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					52.70%
Mosaic Capital
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					0.00%
Proportion of voting rights held in associate					62.00%
Dexterra Integrated Facilities Management (Dexterra)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Pethealth Inc. (Pethealth)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Boat Rocker Media Inc. (Boat Rocker)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					58.20%
Recipe Unlimited Corporation | Keg Restaurants Ltd. (The Keg)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Recipe Unlimited Corporation | Groupe St-Hubert Inc. (St-Hubert)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Recipe Unlimited Corporation | Original Joe's Franchise Group Inc. (Original Joe's)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					89.20%
Recipe Unlimited Corporation | Pickle Barrel Holdings Limited (Pickle Barrel)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Sporting Life Group Limited | Sporting Life Inc. (Sporting Life)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Sporting Life Group Limited | Golf Town Limited (Golf Town)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Fairfax India | National Collateral Management Services Limited (NCML)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					89.50%
Fairfax India | Fairchem Speciality Limited (Fairchem)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					48.80%
Fairfax India | Saurashtra Freight Private Limited (Saurashtra Freight)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					51.00%
Thomas Cook (India) Limited (Thomas Cook India) | Sterling Holiday Resorts Limited (Sterling Resorts)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%